Assets held for sale - Summary of assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Assets held for sale	$ 21.1	$ 153.3
Ashanko Gold investment
Disclosure of transactions between related parties [line items]
Assets held for sale	0.0	153.3
– Asanko Gold joint venture
Disclosure of transactions between related parties [line items]
Assets held for sale	0.0	53.6
Asanko redeemable preference shares
Disclosure of transactions between related parties [line items]
Assets held for sale	0.0	99.7
Rusoro Mining Limited
Disclosure of transactions between related parties [line items]
Assets held for sale	0.0	0.0
O3 Mining Inc
Disclosure of transactions between related parties [line items]
Assets held for sale	$ 21.1	$ 0.0